STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New Standards And Amendments To Standards Issued But Not Effected (Details)	12 Months Ended
Jun. 30, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jul. 01, 2023
Definition of Accounting Estimates (Amendments to IAS 8) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Definition of Accounting Estimates (Amendments to IAS 8)
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jul. 01, 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
Application Date of Standard	Jan. 01, 2023
Application Date for the Group	Jul. 01, 2023
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jul. 01, 2024
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jul. 01, 2024
Non-current Liabilities with Covenants (Amendments to IAS 1) [Member]
New standards, interpretations and amendments [Abstract]
Standard/Interpretation	Non-current Liabilities with Covenants (Amendments to IAS 1)
Application Date of Standard	Jan. 01, 2024
Application Date for the Group	Jul. 01, 2024